CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets, net	$ 2,742,971	$ 2,616,484
Property, plant and equipment, net	75,480	80,833
Right-of-use asset	12,902	13,448
Investments in associates	2,355	5,336
Other financial assets at fair value through profit or loss	3,344	3,614
Other financial assets at amortized cost	15,838	2,609
Deferred tax assets	68,867	73,038
Other receivables	72,373	89,962
Trade receivables	184	334
Total non-current assets	2,994,314	2,885,658
Current assets
Inventories	11,520	8,015
Other financial assets at fair value through profit or loss	28,499	53,347
Other financial assets at amortized cost	46,800	20,554
Other receivables	66,421	79,550
Current tax assets	14,450	18,415
Derivative financial instruments	137	0
Trade receivables	82,707	59,081
Cash and cash equivalents	375,783	281,031
Total current assets	626,317	519,993
Total assets	3,620,631	3,405,651
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,772)	(6,145)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(321,647)	(417,272)
Legal reserves	1,081	176
Other reserves	(1,321,211)	(1,321,142)
Retained earnings	32,689	150,202
Total attributable to owners of the parent	469,731	489,410
Non-controlling interests	303,877	315,876
Total equity	773,608	805,286
Non-current liabilities
Borrowings	1,018,337	1,128,407
Deferred tax liabilities	227,421	171,289
Other liabilities	743,799	728,746
Lease liabilities	8,484	10,207
Trade payables	6,695	9,162
Total Non-current liabilities	2,004,736	2,047,811
Current liabilities
Borrowings	421,266	216,410
Other liabilities	284,826	180,813
Lease liabilities	3,765	3,477
Current tax liabilities	16,188	1,002
Trade payables	116,242	150,852
Total current liabilities	842,287	552,554
Total liabilities	2,847,023	2,600,365
Total equity and liabilities	$ 3,620,631	$ 3,405,651